COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Cost of Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries, employee benefits and social security taxes		$ (366,594)	$ (293,171)	$ (239,013)
Shared-based compensation expense		(4,976)	(4,248)	(5,666)
Depreciation and amortization expense		(7,350)	(4,022)	(4,339)
Travel and housing		(17,115)	(6,623)	(6,631)
Office expenses		(2,583)	(2,082)	(1,692)
Professional services		(4,440)	(5,248)	(5,005)
Promotional and marketing expenses		(252)	(1,575)	(244)
Recruiting, training and other employee expenses		(1,854)	(1,382)	(415)
Taxes		0	(203)	(166)
Cost of sales	[1],[2]	$ (405,164)	$ (318,554)	$ (263,171)

[1]	Includes depreciation and amortization expense of 7,350, 4,022 and 4,339 for 2019, 2018 and 2017, respectively. See note 6.1.
[2]	Includes share-based compensation expense of 4,976, 4,248 and 5,666 under cost of revenues; and 14,912, 8,665 and 8,798 under selling, general and administrative expenses for 2019, 2018 and 2017, respectively. See note 6.